Shareholders’ equity (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Summary of share capital

	Common shares	Amount
	#	$
Balance – December 31, 2024	3,140,621	22,486
Granted	5,595	17
Balance – March 31, 2025	3,146,216	22,503

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
	-	-
Balance – March 31, 2024	1,847,593	13,517

Summary of number and weighted average exercise prices of deferred shares units

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2025	76,024	25.77
Cancelled / Forfeited	(24,395)	15.92
Balance – March 31, 2025	51,629	30.43

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Cancelled / Forfeited	(6,442)	12.07
Balance – March 31, 2024	67,929	21.67